Financial Instruments (Schedule of Change in Interest Rate Profit (Loss)) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase of 1% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ 580	€ 1,012
Increase of 3% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	1,701	2,604
Decrease of 1% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	(542)	(581)
Decrease of 3% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ (1,663)	€ (2,172)